Rate Matters - West Companies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress	$ 3,218,000,000	$ 2,471,000,000
Contractual Construction Obligations	12,376,000,000
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress	204,753,000	175,890,000
Contractual Construction Obligations	1,388,383,000
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress	471,980,000	281,849,000
Contractual Construction Obligations	1,311,731,000
Louisiana 2012 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant	29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement	2,000,000
Base Rate Increase per the Settlement Agreement	85,000,000
Fuel Rate Decrease per the Settlement Agreement	83,000,000
Return on Common Equity per the Settlement Agreement	10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement	3,000,000
Louisiana 2012 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant	29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement	2,000,000
Base Rate Increase per the Settlement Agreement	85,000,000
Fuel Rate Decrease per the Settlement Agreement	83,000,000
Return on Common Equity per the Settlement Agreement	10.00%
Reduction to Requested Revenue Increase as Approved in Stipulation Agreement	3,000,000
Louisiana 2014 Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase	5,000,000
Additional Requested Annual Increase	15,000,000
Requested Total Annual Increase	20,000,000
Amount of Interim Rates Implemented in January 2015 as Approved in Partial Settlement Agreement	15,000,000
Louisiana 2014 Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase	5,000,000
Additional Requested Annual Increase	15,000,000
Requested Total Annual Increase	20,000,000
Amount of Interim Rates Implemented in January 2015 as Approved in Partial Settlement Agreement	15,000,000
Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Base Rate Increase	38,000,000
Requested Return on Equity	10.50%
Proposed Depreciation Increase Included in Requested Rate Increase	29,000,000
Year One Revenues Related to Proposed Recovery of Advanced Metering Costs	7,000,000
Year Three Revenues Related to Proposed Recovery of Advanced Metering Costs	28,000,000
Intervenor Recommended Reduction to the Requested Increase in Annual Base Rate	16,000,000
Intervenor Recommended Reduction in Annual Base Rates	22,000,000
Revised Requested Base Rate Increase	42,000,000
Fourteen Months of Revenues Beginning November 2014 Related to Advanced Metering Costs as Proposed in Stipulation Agreement	24,000,000
2016 Revenues Related to Advanced Metering Costs as Proposed in Stipulation Agreement	27,000,000
Return on Common Equity for AFUDC and Factoring as Proposed in Stipulation Agreement	9.85%
Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Base Rate Increase	38,000,000
Requested Return on Equity	10.50%
Proposed Depreciation Increase Included in Requested Rate Increase	29,000,000
Year One Revenues Related to Proposed Recovery of Advanced Metering Costs	7,000,000
Year Three Revenues Related to Proposed Recovery of Advanced Metering Costs	28,000,000
Intervenor Recommended Reduction to the Requested Increase in Annual Base Rate	16,000,000
Intervenor Recommended Reduction in Annual Base Rates	22,000,000
Revised Requested Base Rate Increase	42,000,000
Fourteen Months of Revenues Beginning November 2014 Related to Advanced Metering Costs as Proposed in Stipulation Agreement	24,000,000
2016 Revenues Related to Advanced Metering Costs as Proposed in Stipulation Agreement	27,000,000
Return on Common Equity for AFUDC and Factoring as Proposed in Stipulation Agreement	9.85%
Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances	114,000,000
Resulting Approved Base Rate Increase	52,000,000
Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances	114,000,000
Resulting Approved Base Rate Increase	52,000,000
Texas Base Rate Case [Member] | Welsh Plant, Unit 2 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	84,000,000
Texas Base Rate Case [Member] | Welsh Plant, Unit 2 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	84,000,000
Texas Transmission Cost Recovery Factor Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Transmission Cost Recovery Factor Revenue	15,000,000
Annual Increase in Revenue as Approved by the PUCT	14,000,000
Texas Transmission Cost Recovery Factor Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Transmission Cost Recovery Factor Revenue	15,000,000
Annual Increase in Revenue as Approved by the PUCT	14,000,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	600,000,000
Construction Work in Progress	164,000,000
Contractual Construction Obligations	108,000,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	600,000,000
Construction Work in Progress	164,000,000
Contractual Construction Obligations	108,000,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	388,000,000
Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	388,000,000
Minimum [Member] | Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity Range	9.18%
Minimum [Member] | Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity Range	9.18%
Maximum [Member] | Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity Range	9.50%
Maximum [Member] | Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Return on Common Equity Range	9.50%
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	410,000,000
Mercury and Air Toxic Standards [Member] | Welsh Plant, Units 1 and 3 - Environmental Projects [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	$ 410,000,000